INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Investments in Equity Investees
The Group’s investments comprise the following:

	December 31, 2017	December 31, 2018	December 31, 2018
	RMB	RMB	US$ (Note 3)
Investments accounted for under equity method:
ZTE9 Network Technology Co., Ltd., Wuxi (“ZTE9”)	-	-	-
System Link Corporation Limited ("System Link") <1>	-	-	-
Shanghai Big Data Cultures & Media Co., Ltd. (“Big Data”) <2>	9,496,519	6,146,104	893,914
Maxline Holdings Limited (“Maxline”) <7>	-	1,367,285	198,863
Leading Choice Holdings Limited (“Leading Choice”) <8>	-	-	-

Investments accounted for under cost method:
Shanghai Institute of Visual Art of Fudan University (“SIVA”)	10,000,000	10,000,000	1,454,440
T3 Entertainment Co., Ltd. (“T3”) <3>	24,892,921	24,892,921	3,620,525
Smartposting Co, Ltd. (“Smartposting”) <4>	3,854,118	2,809,808	408,670
Beijing Ti Knight Network Technology Co., Ltd. (“Beijing Ti Knight”) <5>	-	-	-
Tandem Fund II, L.P. (“Tandem Fund”) <6>	-	-	-
Shanghai The9 Education Technology Co., Ltd. (“The9 Education Technology”) <9>	-	-	-
Shanghai Ronglei Culture Communication Co., Ltd. (“Shanghai Ronglei”) <10>	-	-	-
Plutux Limited (“Plutux”) <11>	-	-	-

Total	48,243,558	45,216,118	6,576,412

Summarized Financial Information of System Link
Presented below is summarized financial information of System Link:

	Unaudited December 31, 2017	Unaudited December 31, 2018	Unaudited December 31, 2018
	RMB	RMB	US$
			(Note 3)
Balance sheet data:
Current assets	11,472,721	6,653,280	967,679
Noncurrent assets	20,005	2,092	304
Current liabilities	(983,142,842)	(974,039,557)	(141,668,178)
Noncurrent liabilities	-	-	-
Noncontrolling interest	(479)	(94)	(14)

	Audited For the year ended December 31, 2016	Unaudited For the year ended December 31, 2017	Unaudited For the year ended December 31, 2018	Unaudited For the year ended December 31, 2018
	RMB	RMB	RMB	US$
				(Note 3)
Operating data:
Revenue	173,897	-	-	-
Gross loss	(150,131,075)	(825,402,887)	-	-
Loss from operations	(218,841,017)	(825,746,051)	(35,243)	(5,126)
Net loss	(222,102,758)	(826,681,381)	4,219,931	613,764
Net loss attributable to equity holders	(222,102,760)	(826,681,380)	4,219,931	613,764